Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.45%
Education Revenue Bonds — 23.85%
Boise city, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$ 512,305
Series A 5.00% 4/1/48	435,000	447,654
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,244,820
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	666,904
Series A 3.00% 5/1/41	3,150,000	2,469,757
Series A 4.00% 5/1/56	1,585,000	1,299,494
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	380,985
Series A 144A 6.00% 7/1/49 #	595,000	605,413
Series A 144A 6.00% 7/1/54 #	570,000	578,829
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	1,000,000	897,840
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	804,250
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	312,857
Series A 4.00% 5/1/50	520,000	465,390
Series A 4.00% 5/1/55	305,000	267,031
Series A 144A 5.00% 12/1/38 #	2,050,000	2,062,197
Series A 144A 5.00% 12/1/46 #	1,000,000	1,001,590
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	718,230
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	431,837
Series A 6.75% 7/1/48	529,151	532,199
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,680,770
Series A 4.00% 5/1/55	1,100,000	963,061
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,000,000	1,007,000
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,040,360
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,256,946
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	352,454
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 4.50% 4/1/52	1,750,000	$ 1,763,667
Series A 5.25% 4/1/42	605,000	659,335
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,255,773
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45	700,000	689,248
Series A 5.00% 4/1/35 (AGM)	580,000	652,871
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	680,000	709,458
		28,730,525
Electric Revenue Bonds — 2.35%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,026,960
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	18,938
Series AAA 5.25% 7/1/25 ‡	45,000	11,363
Series CCC 5.25% 7/1/27 ‡	345,000	87,112
Series WW 5.00% 7/1/28 ‡	320,000	80,800
Series WW 5.50% 7/1/38 ‡	1,500,000	378,750
Series XX 4.75% 7/1/26 ‡	50,000	12,625
Series XX 5.25% 7/1/40 ‡	595,000	150,237
Series XX 5.75% 7/1/36 ‡	175,000	44,188
Series ZZ 4.75% 7/1/27 ‡	40,000	10,100
Series ZZ 5.25% 7/1/24 ‡	60,000	15,150
		2,836,223
Healthcare Revenue Bonds — 12.52%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,347,556
(St. Luke's Health System Project)
3.00% 3/1/51	3,300,000	2,361,975
4.00% 3/1/51	2,210,000	2,053,311
Series A 3.00% 3/1/51	3,000,000	2,115,420
Series A 4.00% 3/1/46	500,000	459,035
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,782,220
Series ID 5.00% 12/1/46	750,000	758,250
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	575,000	$ 565,846
Series A 5.25% 11/15/37	1,005,000	824,261
Series A 5.25% 11/15/47	1,130,000	819,634
		15,087,508
Housing Revenue Bonds — 4.84%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,022,541
Series A 3.125% 7/1/54	2,000,000	1,416,060
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	204,464	204,687
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.75% 1/1/48	1,000,000	1,015,060
Series C 3.00% 1/1/43 (FHA)	425,000	357,242
Series C 4.80% 7/1/53	1,800,000	1,820,646
		5,836,236
Industrial Development Revenue/Pollution ControlRevenue Bonds — 4.53%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,217,000
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	1,227,587
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,006,360
		5,450,947
Lease Revenue Bonds — 11.92%
Boise City, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	780,427
5.00% 12/15/32	750,000	779,775
Idaho Falls City, Annual Appropriation Certificates of Participation Revenue
4.00% 9/15/39	1,050,000	1,049,989
144A 5.25% 5/15/51 #	2,000,000	1,870,540
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$ 533,736
4.00% 12/1/39	1,540,000	1,545,174
4.00% 12/1/42	1,300,000	1,282,619
4.00% 12/1/44	250,000	243,890
(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	212,444
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	595,000	595,881
Series A 7.00% 2/1/36	1,500,000	1,502,730
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,735,000	2,722,556
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,238,452
		14,358,213
Local General Obligation Bonds — 8.80%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/35	1,160,000	1,226,642
5.00% 8/1/34	1,000,000	1,061,480
5.00% 8/1/36	500,000	525,800
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,097,900
5.00% 9/15/43	1,000,000	1,096,770
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,482,057
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	545,190
Series A 4.00% 9/15/37	1,000,000	1,008,720
Series C 5.00% 9/15/42	500,000	522,435
Ketchum City, Idaho
2.125% 9/15/41	500,000	345,515
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/31	600,000	641,862
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	$ 1,053,280
		10,607,651
Pre-Refunded Bond — 0.98%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,178,221
		1,178,221
Pre-Refunded/Escrowed to Maturity Bond — 0.43%
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	522,380
		522,380
Resource Recovery Revenue Bond — 0.32%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	387,041
		387,041
Special Tax Revenue Bonds — 20.94%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	3,330,467	1,340,513
(Restructured) 3.373% 11/1/43 •	2,315,950	1,207,189
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,620,130	4,945,715
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	231,766
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	3,630,000	3,924,320
Series A 4.00% 8/15/48	2,370,000	2,304,043
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,567,246
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.462% 7/1/46 ^	3,320,000	979,699
Series A-1 5.733% 7/1/51 ^	10,663,000	2,319,842
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	$ 852,399
Series A-1 4.75% 7/1/53	3,045,000	2,881,697
Series A-1 5.00% 7/1/58	691,000	671,700
		25,226,129
Transportation Revenue Bonds — 5.20%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,749,158
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	1,594,680
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	1,940,000	1,920,600
Series C 5.00% 7/1/53 ~	1,540,000	997,135
		6,261,573
Water & Sewer Revenue Bond — 1.77%
Boise City, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,131,280
		2,131,280
Total Municipal Bonds (cost $126,267,572)		118,613,927
	Number of shares
Short-Term Investments — 0.20%
Money Market Mutual Funds — 0.20%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.42%)	243,347	243,309
Total Short-Term Investments (cost $243,309)		243,309
Total Value of Securities—98.65% (cost $126,510,881)		118,857,236

Receivables and Other Assets Net of Liabilities—1.35%		1,630,230
Net Assets Applicable to 11,780,870 Shares Outstanding—100.00%		$120,487,466
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $9,554,461, which represents 7.93% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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